VIA EDGAR



May 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Municipal Fund, Inc.
	File Nos. 33-48166
		   811-6688

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced fund (the "Fund") does not differ from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, which was filed electronically on April 25, 1997.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur

Enclosures

cc:	(with enclosures)
	John E. Baumgardner, Jr., Esq.		Stephen Brunt
	Sullivan & Cromwell			Morgan Guaranty Trust Group

	Robert P. Garrett				Michael McCarthy
	KPMg Peat Marwick LLP 		The Shareholder Services Group Inc.